Financial instruments and risk management - Maximum credit exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Trade accounts receivable	$ 38,686	$ 67,913
Holdbacks	7,152	558
Accrued trade receivables	13,174	9,807
Contract receivables, included in accounts receivable	59,012	78,278
Other receivables	7,734	4,121
Total accounts receivable	66,746	82,399
Contract assets	19,193	10,673	$ 21,572
Total	$ 85,939	$ 93,072